FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Communication Services - 2.2%
Broadcasting - 2.2%
Nexstar Media Group, Inc.	13,164	$2,672,950

Consumer Discretionary - 10.4%
Consumer Electronics - 1.8%
Garmin Ltd.	10,755	2,181,652

Home Improvement Retail - 1.8%
Home Depot, Inc.	6,336	2,180,218

Homefurnishing Retail - 1.7%
Williams-Sonoma, Inc.	11,502	2,054,142

Other Specialty Retail - 3.7%
Dick's Sporting Goods, Inc.	11,739	2,323,970
Tractor Supply Co.	43,321	2,166,483
		4,490,453
Specialized Consumer Services - 1.4%
H&R Block, Inc.	40,497	1,764,859
Total Consumer Discretionary		12,671,324

Consumer Staples - 7.7%
Agricultural Products & Services - 1.5%
Ingredion, Inc.	16,460	1,814,879

Food Distributors - 1.1%
Sysco Corp.	18,269	1,346,243

Food Retail - 1.9%
Kroger Co.	37,248	2,327,255

Packaged Foods & Meats - 3.2%
Hershey Co.	12,096	2,201,230
Mondelez International, Inc. - Class A	30,632	1,648,921
		3,850,151
Total Consumer Staples		9,338,528

Energy - 12.1%
Integrated Oil & Gas - 2.1%
Exxon Mobil Corp.	21,664	2,607,046

FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Oil & Gas Exploration & Production - 3.7%
Canadian Natural Resources Ltd.	71,184	$2,409,578
EOG Resources, Inc.	19,552	2,053,156
		4,462,734
Oil & Gas Refining & Marketing - 1.7%
Marathon Petroleum Corp.	12,439	2,022,955

Oil & Gas Storage & Transportation - 4.6%
Energy Transfer LP	158,625	2,615,726
Enterprise Products Partners LP	94,902	3,042,558
		5,658,284
Total Energy		14,751,019

Financials - 22.0%
Diversified Banks - 5.3%
JPMorgan Chase & Co.	11,811	3,805,740
Toronto-Dominion Bank	27,873	2,625,637
		6,431,377
Diversified Financial Services - 3.5%
Equitable Holdings, Inc.	36,868	1,756,760
Voya Financial, Inc.	34,378	2,560,817
		4,317,577
Investment Banking & Brokerage - 2.9%
Morgan Stanley	19,631	3,485,091

Life & Health Insurance - 0.1%
F&G Annuities & Life, Inc.	2,397	73,955

Property & Casualty Insurance - 8.4%
Cincinnati Financial Corp.	17,747	2,898,440
Fidelity National Financial, Inc.	39,912	2,178,796
Progressive Corp.	10,451	2,379,902
Travelers Cos., Inc.	9,513	2,759,341
		10,216,479
Regional Banks - 1.8%
Bank OZK	48,072	2,212,274
Total Financials		26,736,753

Health Care - 9.9%
Biotechnology - 2.1%
Amgen, Inc.	7,685	2,515,377

FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Health Care Services - 1.6%
Cigna Group	7,340	$2,020,188

Pharmaceuticals - 6.2%
AstraZeneca PLC - ADR	24,366	2,239,967
Merck & Co., Inc.	24,136	2,540,555
Novartis AG - ADR	20,023	2,760,571
		7,541,093
Total Health Care		12,076,658

Industrials - 8.0%
Agricultural & Farm Machinery - 2.1%
Deere & Co.	5,464	2,543,874

Building Products - 1.2%
Owens Corning	12,634	1,413,871

Environmental & Facilities Services - 2.0%
Republic Services, Inc.	11,377	2,411,128

Industrial Machinery & Supplies & Components - 2.7%
Mueller Industries, Inc.	29,080	3,338,384
Total Industrials		9,707,257

Information Technology - 16.3%
IT Consulting & Other Services - 1.7%
Accenture PLC - Class A	7,596	2,038,007

Semiconductor Materials & Equipment - 6.6%
ASML Holding NV	3,493	3,737,021
KLA Corp.	3,511	4,266,146
		8,003,167
Semiconductors - 5.9%
Broadcom, Inc.	12,674	4,386,471
QUALCOMM, Inc.	16,550	2,830,878
		7,217,349
Systems Software - 2.1%
Microsoft Corp.	5,386	2,604,777
Total Information Technology		19,863,300

Materials - 4.6%
Fertilizers & Agricultural Chemicals - 1.5%
CF Industries Holdings, Inc.	24,407	1,887,637

FREEDOM DAY DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Gold - 3.1%
Agnico Eagle Mines Ltd.	21,974	$3,725,252
Total Materials		5,612,889

Utilities - 1.7%
Electric Utilities - 1.7%
Edison International	33,869	2,032,817
TOTAL COMMON STOCKS (Cost $90,027,830)		115,463,495

REAL ESTATE INVESTMENT TRUSTS - 4.9%
Real Estate - 4.9%
Hotel & Resort REITs - 1.5%
Ryman Hospitality Properties, Inc.	18,797	1,778,572

Other Specialized REITs - 3.4%
Lamar Advertising Co. - Class A	18,986	2,403,248
VICI Properties, Inc.	61,814	1,738,210
		4,141,458
Total Real Estate		5,920,030
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,069,656)		5,920,030

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.67% (a)	137,606	137,606
TOTAL MONEY MARKET FUNDS (Cost $137,606)		137,606

TOTAL INVESTMENTS - 99.9% (Cost $96,235,092)		$121,521,131
Other Assets in Excess of Liabilities - 0.1%		128,260
TOTAL NET ASSETS - 100.0%		$121,649,391

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FREEDOM DAY DIVIDEND ETF

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Freedom Day Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$115,463,495	$—	$—	$115,463,495
Real Estate Investment Trusts	5,920,030	—	—	5,920,030
Money Market Funds	137,606	—	—	137,606
Total Investments	$121,521,131	$—	$—	$121,521,131

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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